SHARE-BASED COMPENSATION - Number and Movement of Potential Shares (Details)	6 Months Ended
Jun. 30, 2021 shares
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	4,859,150
Potential Shares, Granted (in shares)	1,149,054
Potential Shares, Over-performance (in shares)	526,551
Potential Shares, Vested (in shares)	(1,714,694)
Potential Shares, Forfeited (in shares)	(40,785)
Potential Shares, Ending balance (in shares)	4,779,276
Performance-Based RSU
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	2,594,327
Potential Shares, Granted (in shares)	614,555
Potential Shares, Over-performance (in shares)	526,551
Potential Shares, Vested (in shares)	(1,161,718)
Potential Shares, Forfeited (in shares)	(9,970)
Potential Shares, Ending balance (in shares)	2,563,745
Percentage of vesting multiplier	100.00%
Performance based shares forfeited upon departure of certain beneficiaries (in shares)	9,970
Performance based shares forfeited upon non-fulfillment of performance conditions (in shares)	0
Restricted Stock Units
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	2,231,911
Potential Shares, Granted (in shares)	534,499
Potential Shares, Over-performance (in shares)	0
Potential Shares, Vested (in shares)	(520,064)
Potential Shares, Forfeited (in shares)	(30,815)
Potential Shares, Ending balance (in shares)	2,215,531
Equity Award Plans
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	32,912
Potential Shares, Granted (in shares)	0
Potential Shares, Over-performance (in shares)	0
Potential Shares, Vested (in shares)	(32,912)
Potential Shares, Forfeited (in shares)	0
Potential Shares, Ending balance (in shares)	0